Net Loss Per Share (Details)	2 Months Ended	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 19, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2020	Nov. 06, 2020
Net Loss Per Share
Net Income	$ (2,300)	$ (432,034)	$ (6,120,741)	$ 5,685,300	$ (2,416,660)	$ (2,618,735)	$ (776,839)		$ (435,441)	$ (3,395,574)	$ (867,475)	$ (5,812,234)		$ (8,339,904)
TOI Parent Inc.
Net Loss Per Share
Net Income		$ (2,980,123)	$ 3,204,025	$ (994,650)	$ (675,948)	$ 1,018,188	$ (9,845,729)	$ (1,993,628)			$ (770,748)	$ (9,503,489)	$ 5,941,602	$ (14,321,235)	$ (4,021,395)
Basic and diluted net loss per share attributable to TOI Parent, Inc. | shares								10,000						23,786	10,000
Earnings Basic and diluted | $ / shares		$ (26.03)			$ (67.59)			$ (199.36)			$ (6.73)	$ (950.35)		$ (602.09)	$ (402.14)
Conversion ratio																0.1	0.10